SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss					$ 5,309,118	$ 21,734,710	$ 10,166,076	$ 4,205,870	$ 8,473,798
Aldel Financial Inc.
Net Loss	$ (1,470)	$ (8,960,156)	$ (1,604,362)	$ (1,140)	$ (10,565,658)